Business acquisitions and development projects - Acquisition of Luning Solar Facility (Details) $ in Thousands	Feb. 15, 2017 USD ($) MWac	Dec. 31, 2016 USD ($)
Luning Solar Facility
Business Acquisition [Line Items]
Business combination, purchase price	$ 110,856
Working capital	152
Property, plant and equipment	110,857
Asset retirement obligation	(546)
Non-controlling interest (tax equity)	(38,633)
Total net assets acquired	$ 71,830
Luning Solar Facility
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac	50
Partnership | Tax Investor | Luning Solar Facility
Business Acquisition [Line Items]
Partnership agreement, funded amount		$ 7,826